Segment information and information by geographical area (Tables)	12 Months Ended
Dec. 31, 2024
Segment information and information by geographical area
Schedule of information by segment

As reported in 2023:

(€ million)	Exploration & Production	Global Gas & LNG Portfolio	Enilive, Refining and Chemicals	Plenitude & Power	Corporate and Other activities	Adjustments of intragroup profits	Total

2023
Sales from operations including intersegment sales	23,903	20,139	52,558	14,256	1,972
Less: intersegment sales	(13,060)	(3,229)	(393)	(658)	(1,771)
Sales from operations	10,843	16,910	52,165	13,598	201		93,717
Operating profit	8,549	2,431	(1,397)	(464)	(943)	81	8,257
Identifiable assets (a)	62,180	6,381	15,530	13,999	1,952	(378)	99,664
Identifiable liabilities (a)	18,020	5,997	10,200	6,076	4,629	(56)	44,866
2022
Sales from operations including intersegment sales	31,194	48,586	59,178	20,883	1,886
Less: intersegment sales	(18,305)	(7,356)	(708)	(1,157)	(1,689)
Sales from operations	12,889	41,230	58,470	19,726	197		132,512
Operating profit	15,963	3,730	460	(825)	(1,956)	138	17,510
Identifiable assets (a)	60,298	12,282	14,925	11,987	1,666	(472)	100,686
Identifiable liabilities (a)	17,339	12,572	9,011	4,787	4,462	(68)	48,103

(a) Include assets/liabilities directly associated with the generation of operating profit.

As restated:

(€ million)	Exploration & Production	Global Gas & LNG Portfolio and Power	Refining and Chemicals	Enilive	Plenitude	Total reportable segments	Corporate and Other activities	Adjustments of intragroup profits	Total
2023
Sales from operations including intersegment sales	55,773	24,168	23,061	21,780	11,102	135,884
Less: intersegment sales	(17,812)	(4,700)	(16,873)	(2,903)	(62)	(42,350)
Sales from operations	37,961	19,468	6,188	18,877	11,040	93,534	183		93,717
Operating profit	8,693	2,626	(2,121)	585	(659)	9,124	(948)	81	8,257
Identifiable assets (a)	64,504	7,688	7,186	6,081	12,692	98,151	1,891	(378)	99,664
Identifiable liabilities (a)	21,461	6,637	3,910	2,900	5,436	40,344	4,578	(56)	44,866
2022
Sales from operations including intersegment sales	61,834	58,119	26,633	26,479	13,497	186,562
Less: intersegment sales	(23,105)	(10,575)	(18,220)	(2,254)	(85)	(54,239)
Sales from operations	38,729	47,544	8,413	24,225	13,412	132,323	189		132,512
Operating profit	16,158	4,231	(606)	876	(1,326)	19,333	(1,961)	138	17,510
Identifiable assets (a)	62,522	13,813	8,064	4,690	10,456	99,545	1,613	(472)	100,686
Identifiable liabilities (a)	20,431	13,537	3,714	2,253	3,822	43,757	4,414	(68)	48,103

(a) Include assets/liabilities directly associated with the generation of operating profit.

Segment Information

(€ million)	Exploration & Production	Global Gas & LNG Portfolio and Power	Refining and Chemicals	Enilive	Plenitude	Total reportable segments	Corporate and Other activities	Adjustments of intragroup profits	Total
2024
Sales from operations including intersegment sales	54,440	18,876	21,210	21,139	10,179	125,844
Less: intersegment sales	(15,565)	(3,815)	(15,329)	(2,469)	(55)	(37,233)
Sales from operations	38,875	15,061	5,881	18,670	10,124	88,611	186		88,797
Operating profit	6,715	(909)	(1,681)	282	1,307	5,714	(371)	(105)	5,238
Net provisions for contingencies	(282)	(11)	(478)	(48)	(81)	(900)	(484)	(13)	(1,397)
Depreciation and amortization	(6,353)	(267)	(161)	(284)	(424)	(7,489)	(144)	33	(7,600)
Impairments of tangible and intangible assets and right-of-use assets	(2,385)	(195)	(458)	(117)	(1)	(3,156)	(51)		(3,207)
Reversals of tangible and intangible assets and right-of-use assets	182	94	3		5	284	23		307
Write-off of tangible and intangible assets and right-of-use assets	(576)				(3)	(579)	(1)		(580)
Share of profit (loss) of equity-accounted investments	904	44	73	(43)	(47)	931	(65)		866
Identifiable assets (a)	67,572	7,421	7,228	5,893	13,588	101,702	2,712	(457)	103,957
Unallocated assets (b)									42,982
Equity-accounted investments	8,348	488	2,621	899	1,019	13,375	775		14,150
Identifiable liabilities (a)	20,627	7,230	4,253	2,995	5,883	40,988	4,881	(49)	45,820
Unallocated liabilities (b)									45,471
Capital expenditure in tangible and intangible assets	6,055	110	632	416	887	8,100	408	(23)	8,485
2023
Sales from operations including intersegment sales	55,773	24,168	23,061	21,780	11,102	135,884
Less: intersegment sales	(17,812)	(4,700)	(16,873)	(2,903)	(62)	(42,350)
Sales from operations	37,961	19,468	6,188	18,877	11,040	93,534	183		93,717
Operating profit	8,693	2,626	(2,121)	585	(659)	9,124	(948)	81	8,257
Net provisions for contingencies	(354)	(206)	(352)	(33)	(73)	(1,018)	(339)	(12)	(1,369)
Depreciation and amortization	(6,271)	(295)	(142)	(261)	(404)	(7,373)	(140)	34	(7,479)
Impairments of tangible and intangible assets and right-of-use assets	(1,419)	(14)	(732)	(38)	(7)	(2,210)	(52)		(2,262)
Reversals of tangible and intangible assets and right-of-use assets	376	52	6			434	26		460
Write-off of tangible and intangible assets and right-of-use assets	(531)				(5)	(536)	1		(535)
Share of profit (loss) of equity-accounted investments	1,012	49	381	(38)	(55)	1,349	(13)		1,336
Identifiable assets (a)	64,504	7,688	7,186	6,081	12,692	98,151	1,891	(378)	99,664
Unallocated assets (b)									42,942
Equity-accounted investments	6,780	534	2,724	858	664	11,560	1,070		12,630
Identifiable liabilities (a)	21,461	6,637	3,910	2,900	5,436	40,344	4,578	(56)	44,866
Unallocated liabilities (b)									44,096
Capital expenditure in tangible and intangible assets	7,135	119	556	428	636	8,874	360	(19)	9,215
2022
Sales from operations including intersegment sales	61,834	58,119	26,633	26,479	13,497	186,562
Less: intersegment sales	(23,105)	(10,575)	(18,220)	(2,254)	(85)	(54,239)
Sales from operations	38,729	47,544	8,413	24,225	13,412	132,323	189		132,512
Operating profit	16,158	4,231	(606)	876	(1,326)	19,333	(1,961)	138	17,510
Net provisions for contingencies	(160)	(395)	(658)	(439)	(12)	(1,664)	(1,340)	19	(2,985)
Depreciation and amortization	(6,130)	(268)	(150)	(245)	(307)	(7,100)	(138)	33	(7,205)
Impairments of tangible and intangible assets and right-of-use assets	(613)	(114)	(709)	(43)	(17)	(1,496)	(71)		(1,567)
Reversals of tangible and intangible assets and right-of-use assets	181	180	35			396	31		427
Write-off of tangible and intangible assets and right-of-use assets	(596)	(1)	(2)			(599)			(599)
Share of profit (loss) of equity-accounted investments	1,530	4	445	1	(20)	1,960	(119)		1,841
Identifiable assets (a)	62,522	13,813	8,064	4,690	10,456	99,545	1,613	(472)	100,686
Unallocated assets (b)									51,444
Equity-accounted investments	7,318	4	3,062	22	660	11,066	1,026		12,092
Identifiable liabilities (a)	20,431	13,537	3,714	2,253	3,822	43,757	4,414	(68)	48,103
Unallocated liabilities (b)									48,797
Capital expenditure in tangible and intangible assets	6,252	173	605	273	481	7,784	276	(4)	8,056

(a)      Include assets/liabilities directly associated with the generation of operating profit.

(b)      Include assets/liabilities not directly associated with the generation of operating profit.

Schedule of information by geographical area
(€ million)	Italy	Other European Union	Rest of Europe	Americas	Asia	Africa	Other areas	Total
2024
Identifiable assets (a)	29,787	7,704	4,709	6,470	21,232	32,624	1,431	103,957
Capital expenditure in tangible and intangible assets	2,009	673	308	556	1,519	3,276	144	8,485
2023
Identifiable assets (a)	30,026	6,962	5,124	7,658	17,855	30,928	1,111	99,664
Capital expenditure in tangible and intangible assets	2,006	485	235	609	1,471	4,105	304	9,215
2022
Identifiable assets (a)	29,195	7,689	6,564	8,892	18,653	28,167	1,526	100,686
Capital expenditure in tangible and intangible assets	1,475	415	205	1,266	1,390	3,163	142	8,056

Schedule of sales from operations by geography
(€ million)	2024	2023	2022
Italy	30,994	33,450	60,090
Other European Union	15,975	18,271	25,413
Rest of Europe	16,493	18,476	21,748
Americas	7,908	7,004	6,929
Asia	9,114	7,404	9,062
Africa	8,285	9,057	9,191
Other areas	28	55	79
	88,797	93,717	132,512